UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2004

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):     |_| is a restatement.
                                      |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Vicuna Advisors LLC

Address:    230 Park Avenue, 7th Floor     New York     New York     10169

Form 13F File Number:   028-10416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joshua G. Welch
Title:     Managing Member
Phone:     212-499-2938

Signature, Place, and Date of Signing:

/s/ Joshua G. Welch           New York, NY               17th day of May, 2004
--------------------------
[Signature]                  [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                3

Form 13F Information Table Entry Total:           7

Form 13F Information Table Value Total:     $  12,474
                                            -----------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.           Form 13F File Number                  Name
---           --------------------                  ----
1.               028-10412                    Vicuna Master US L.P.
2.               028-10414                    Vicuna Partners LLC
3.               028-10415                    Joshua G. Welch

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

                           FORM 13F INFORMATION TABLE
                        TITLE OF                  VALUE        SHARES/   SH/  PUT/   INVSTMT      OTHER          VOTING AUTHORITY
NAME OF ISSUER            CLASS      CUSIP       (X$1000)      PRN AMT   PRN  CALL   DSCRETN     MANAGERS     SOLE    SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
CNA FINANCIAL CORP        COM     1261171003      2,716          93000   SH        SHARED-DEFINED   123       93000
MERCURY GENERAL CORP      COM     5894001008      6,276         125700   SH        SHARED-DEFINED   123      125700
PAPA JOHNS INTERNATIONAL  COM     6988131024        574          17000   SH        SHARED-DEFINED   123       17000
SNAP-ON INC               COM     8330341012        754          23300   SH        SHARED-DEFINED   124       23300
LIMITED BRANDS INC        COM     5327161072        500          25000   SH        SHARED-DEFINED   125       25000
KMART HOLDING INC         COM     4987801051      1,348          32500   SH        SHARED-DEFINED   126       32500
CARMAX INC                COM     1431301027        307          10500   SH        SHARED-DEFINED   127       10500